Risk management - Cover values including guarantees received - Consumer lending portfolio (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 887,454	€ 853,930
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 331,288	€ 329,949
Consumer Lending [Member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.70%	6.90%
Consumer Lending [Member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%	0.00%
Consumer Lending [Member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.10%
Consumer Lending [Member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.80%
Consumer Lending [Member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.70%	6.70%
Consumer Lending [Member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	85.80%	85.50%
Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 326,103	€ 326,370
Consumer Lending [Member] | Performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.40%	6.70%
Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.00%	0.00%
Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.10%
Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.80%
Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.70%	6.70%
Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	86.10%	85.70%
Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 5,185	€ 3,579
Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	23.20%	25.30%
Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.20%
Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.50%
Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.00%	1.80%
Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	4.60%	7.00%
Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	70.60%	65.20%
Consumer Lending [Member] | Mortgages [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 609,967	€ 574,786
Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	603,281	570,734
Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,686	4,052
Consumer Lending [Member] | Financial Collateral [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,208	3,775
Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,160	3,759
Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	49	16
Consumer Lending [Member] | Guarantees [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	26,117	26,766
Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	25,955	26,630
Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	162	136
Consumer Lending [Member] | Other covers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	38,438	36,774
Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	36,795	35,922
Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,643	852
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 294,642	€ 294,658
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.10%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.80%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.30%	7.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	92.00%	91.80%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 3,698	€ 2,477
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.20%	0.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.20%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.40%	0.70%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.20%	2.30%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	5.90%	9.60%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	92.20%	87.10%
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 594,073	€ 561,766
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6,379	3,804
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	5,147	2,897
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	45	14
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	23,210	24,281
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	141	121
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	30,927	30,541
Residential Mortgages (Private Individuals) [Member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,414	720
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 5,681	€ 5,687
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.20%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.70%	0.80%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.40%	1.40%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.10%	8.00%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	91.50%	89.60%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 184	€ 147
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.20%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.20%	0.30%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.50%	0.80%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	1.80%	2.90%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	7.70%	6.00%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	89.70%	89.80%
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 9,010	€ 8,786
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	301	240
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	151	258
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	0
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	126	145
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	9	7
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	1,532	1,402
Residential Mortgages (SME) [member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	54	36
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 25,780	€ 26,025
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	81.50%	83.80%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.10%	0.10%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.20%	0.10%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.30%
Other Consumer Lending [Member] | Consumer Lending [Member] | Performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	17.60%	15.40%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Outstandings	€ 1,303	€ 956
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | No cover [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	91.80%	94.00%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than zero percentage to twenty five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.40%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than twenty five percentage to fifty percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.20%	0.20%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than fifty percentage to seventy five percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.30%	0.40%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than seventy five percentage to less than hundred percentage [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	0.60%	0.50%
Other Consumer Lending [Member] | Consumer Lending [Member] | Non-performing [member] | Greater than or equal to 100 [member]
Disclosure Of Credit Risk Exposure [Line Items]
Value to Loan	6.70%	4.60%
Other Consumer Lending [Member] | Consumer Lending [Member] | Mortgages [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 197	€ 183
Other Consumer Lending [Member] | Consumer Lending [Member] | Mortgages [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	6	7
Other Consumer Lending [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	861	603
Other Consumer Lending [Member] | Consumer Lending [Member] | Financial Collateral [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	4	2
Other Consumer Lending [Member] | Consumer Lending [Member] | Guarantees [member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	2,619	2,204
Other Consumer Lending [Member] | Consumer Lending [Member] | Guarantees [member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	12	8
Other Consumer Lending [Member] | Consumer Lending [Member] | Other covers [Member] | Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	4,336	3,980
Other Consumer Lending [Member] | Consumer Lending [Member] | Other covers [Member] | Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Cover type	€ 175	€ 96